SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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Rule 23c-2 Notice of Intention to

Redeem Securities

of

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DUFF & PHELPS UTILITY AND

INFRASTRUCTURE FUND INC.

200 South Wacker Drive

Suite 500

Chicago, Illinois 60606

under the

Investment Company Act of 1940

Investment Company Act File No. 811-22533

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of the class of securities of Duff & Phelps Utility and Infrastructure Fund Inc. (the “Fund”) to be redeemed:

Floating Rate Mandatory Redeemable Preferred Shares, Series C, par value $0.001 per share, liquidation preference $25.00 per share (CUSIP No. 26433C4#9) (the “Series C MRP Shares”).

(2)	Date on which the securities are to be called or redeemed:

July 14, 2023

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Series C MRP Shares are to be redeemed pursuant to paragraph Section 3(a) of the Articles Supplementary, as amended March 30, 2023 (the “Articles Supplementary”).

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem 200,000 (the “Called Shares”) of the 1,600,000 issued and outstanding Series C MRP Shares. The Called Shares will be redeemed pro rata from the Holders (as defined in the Articles Supplementary) of Series C MRP Shares in proportion to the number of Series C MRP Shares held by such Holders.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 12th day of June, 2023.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.

By:	/s/ Daniel J. Petrisko
Name: Daniel J. Petrisko
Title: Executive Vice President